Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes
Note 10 — Income Taxes
The Company files income tax returns in the U.S. federal and Connecticut jurisdictions and is subject to examination. The income tax provision consists of the following:

	For the Year Ended December 31, 2022	For the Period from January 28, 2021 (inception) through December 31, 2021
Current
Federal	$309,320	$—
State	—	—
Deferred
Federal	(15,220)	(290,181)
State	—
Valuation allowance	15,220	290,181
Income tax provision	$309,320	$—
The Company’s net deferred tax assets are as follows:

	December 31,
	2022	2021
Deferred tax assets:
Start-up/Organization costs	$305,401	$210,307
Net operating loss carryforwards	—	79,874
Total deferred tax assets	305,401	290,181
Valuation allowance	(305,401)	(290,181)
Deferred tax asset, net of allowance	$—	$—
In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2022 and for the period from January 28, 2021 (inception) through December 31, 2021, the valuation allowance was$305,401 and $290,181, respectively. As of December 31, 2021, the Company had $380,351 of U.S. federal net operating loss carryovers, which do not expire, available to offset future taxable income. As of December 31, 2022, the net operating loss carryovers were fully utilized. As such there were no federal net operating loss carryovers to offset future taxable income.
There were no unrecognized tax benefits as of December 31, 2022 and 2021. No amounts were accrued for the payment of interest and penalties as of December 31, 2022 and 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.
A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) is as follows:

	For the Year Ended December 31, 2022	For the Period from January 28, 2021 (inception) through December 31, 2021
Statutory federal income tax rate	21.0%	21.0%
Change in fair value of derivative warrant liabilities	59.4%	(855.9)%
Offering costs allocated to derivative warrant liabilities	0.0%	214.0%
Gain from settlement of deferred underwriting commissions	3.4%	—%
Capitalized merger costs	(111.9)%	—%
Change in valuation allowance	(1.5)%	620.9%
Income tax expense	(29.6)%	0.0%
Income Taxes
The components of (loss) income before income taxes and gain from equity method investees, net are as follows (in thousands):

	Year Ended December 31,
	2022	2021
United States	$(73,271)	$(39,860)
Foreign	(3,085)	(6,829)
Total	$(76,356)	$(46,689)
The Company does not have any current or deferred taxes in either the United States or our foreign operations.
The following table is a reconciliation of income taxes computed at the statutory federal income tax rate (21.0% federal income tax rate in the United States for 2022 and 2021) to the income tax expense (benefit) reflected in the consolidated statement of operations and comprehensive loss (in thousands, except percentages):

	Year Ended December 31,
	2022		2021
Income tax (benefit) at the statutory federal income tax rate	$(16,035)	21.0%	$(9,805)	21.0%
Foreign tax rate differential	(72)	0.1%	(605)	1.3%
State and local taxes	(6,961)	9.1%	(4,068)	8.7%
Foreign exchange differences	—	—%	(143)	0.3%
Stock-based compensation	288	(0.4)%	501	(1.1)%
Interest income on receivable	—	—%	882	(1.9)%
Equity method investment	(701)	0.9%	(443)	0.9%
Non-deductible legal costs	—	—%	1,291	(2.8)%
Gain from redomiciliation of intellectual property	—	—%	4,890	(10.5)%
Valuation allowance	26,286	(34.4)%	7,958	(17.0)%
PPP loan forgiveness	—	—%	$(644)	1.4%
Deferred True-Up	(2,836)	3.7%	—	—%
Other	31	—%	186	(0.3)%
Total income tax benefit	$—	—%	$—	—%
Deferred Taxes
Significant components of deferred tax assets and liabilities were as follows (in thousands):

	Year Ended December 31,
Deferred tax assets:	2022	2021
Net operating loss and credit carryforwards	$133,537	$107,979
Stock-based compensation	2,071	—
Operating lease liability	2,473	1,878
Accrued bonus	1,514	981
Accrued expenses	239	1,566
Deferred revenue	126	309
Equity method investment	2,040	1,243
Other	460	925
	$142,460	$114,881

Valuation allowance	(139,562)	(113,276)
Net deferred tax asset	$2,898	$1,605
Deferred tax liabilities:
Operating lease asset	(2,125)	(1,429)
Other	(773)	(176)
Total deferred tax liabilities	$(2,898)	$(1,605)

Net deferred income tax assets and liabilities:	$—	$—
At December 31, 2022 and 2021, the Company had $391,759 and $299,194, respectively, of tax losses and credits carried forward subject to shareholder continuity and acceptance in the countries where the Company has tax losses carried forward. R&D tax credits included within these amounts are $35,147 for both periods, which may be available to offset future income tax liabilities. At December 31, 2022 and 2021, the net operating loss and credit carryforwards are comprised of $318,382 and $239,559 in the United States, $29,691 and $22,203 in state and local, $43,655 and $39,705 in foreign jurisdictions, respectively. At December 31, 2022 and 2021, the Company had net operating loss carryforwards of approximately $146,467 and $136,454, respectively, that expire in various years from 2023 through 2037, plus $210,145 and $127,593, respectively, for which there is no expiration date.
Section 382 of the Internal Revenue Code imposes an annual limitation on the utilization of net operating loss carryforwards based on a statutory rate of return and the value of the corporation at the time of a “change of ownership” as defined by Section 382. The Company had a change in ownership in November 2014. Therefore, the Company’s ability to utilize its net operating loss carryforwards incurred prior to the 2014 ownership change, will be subject in future periods to annual limitations.
In assessing the realizability of deferred tax assets, the Company assesses whether it is more-likely-than-not that a portion or all of the deferred tax assets will not be realized. The Company considers the scheduled reversal of deferred tax liabilities, tax planning strategies and projected future taxable income in making this assessment. At December 31, 2022 and 2021, a valuation allowance of $139,562 and $113,276, respectively, was recorded against certain deferred tax assets based on this assessment. The Company believes it is more-likely-than-not that the tax benefit of the remaining net deferred tax assets will be realized. The amount of net deferred tax assets considered realizable could be increased or reduced in the future if the Company’s assessment of future taxable income or tax planning strategies changes.
The Company and its foreign subsidiaries have historically been loss generating entities that have resulted in no excess earnings to consider for repatriation and accordingly there are no deferred income taxes recognized as of December 31, 2022 and 2021.
At December 31, 2022 and 2021, the Company had no tax liability or benefit related to uncertain tax positions. No interest or penalties related to uncertain taxes have been recognized on the accompanying consolidated statements of operations. Management does not expect a significant change in uncertain tax positions during the twelve months subsequent to December 31, 2022.
The Company conducts business in multiple jurisdictions within and outside the United States. Consequently, the Company is subject to periodic income tax examinations by domestic and foreign income tax authorities. During December 2021, the Internal Revenue Service completed an income tax examination of the Company’s U.S. federal income tax return for the year ended December 31, 2016, which resulted in no impact to the Company’s consolidated financial statements. The Company has no other ongoing tax examinations with domestic or foreign taxing authorities.
During 2021, the Company migrated its country of domicile from New Zealand to Delaware in the United States. On migration, the Company was deemed to have disposed of all its assets and liabilities to a third-party at market value which resulted in taxable income to the Company for New Zealand income tax purposes. The migration to Delaware is classified as a tax-free reorganization for U.S. federal income tax purposes.